Mobile Financial Services activities - Unrecognized contractual commitments - Commitments given - Additional information (Details) € in Millions	Dec. 31, 2020 EUR (€)
Operating segments [member] | Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Confirmed credit lines	€ 320